Intangible asset	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Intangible asset

11.	Intangible asset

Software
development
S$
Cost

At January 1, 2023	911,461
Additions - internal development	247,087
At December 31, 2023 and 2024	1,158,548

Accumulated amortization

At January 1, 2023	85,474
Amortization	217,124
At December 31, 2023	302,598
Amortization	231,710
At December 31, 2024	534,308

Carrying amount

At December 31, 2024	624,240

At December 31, 2023	855,950

The Group has capitalized all directly attributable staff costs necessary to create, produce, and prepare the intangible assets to be capable of operating in the manner intended by the directors. The Group performed an impairment assessment by using discounted cashflow at a discount rate of 5.5% per annum of the Group. In the opinion of the directors, the carrying amount of the intangible asset can be recovered and no impairment loss has been made as of December 31, 2024.

BELIVE HOLDINGS AND ITS SUBSIDIARY

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial year ended December 31, 2024, 2023 and 2022

(in Singapore Dollars)